JOHN HANCOCK CAPITAL SERIES TRUST

200 Berkeley Street

Boston, MA  02116

April 10, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Capital Series Trust (the “Trust”), on behalf of:
John Hancock Classic Value Fund
John Hancock U.S. Global Leaders Growth Fund (collectively, the “Funds”)
File Nos. 002-29502; 811-01677

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on March 28, 2019 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-19-001754), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-0420.

Sincerely,

/s/ Harsha Pulluru

Harsha Pulluru

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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